                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northaven Management, Inc.
Address: 375 Park Ave., Suite 2709
         New York, NY 10152

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adena Plesmid
Title: Controller
Phone: 212 798-0305

Signature, Place, and Date of Signing:


A Plesmid                               New York, NY                  2/5/10
------------------------------   -----------------------------   ---------------
[Signature]                            [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----

28-_________________   ____________________________________

[Repeat as necessary.]

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              NONE
Form 13F Information Table Entry Total:           47
Form 13F Information Table Value Total:      110,861
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File Number   Name
---           --------------------   ----
28-_______   _____________________   ________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
              NAME OF              TITLE OF                    SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
              ISSUER                 CLASS     CUSIP   VALUE   PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
ACNB CORP                          OTC EQ   000868109  2047188  158084 SH       SOLE                158084
ARTHUR J. GALLAGHER & CO           COM      363576109  1719899   76406 SH       SOLE                 76406
AON CORP                           COM      037389103  1782810   46500 SH       SOLE                 46500
ARES CAPITAL CORP                  COM      04010L103  3619215  290700 SH       SOLE                290700
BANK OF AMERICA CO                 COM      060505104  2033100  135000 SH       SOLE                135000
COMMUNITY BANKERS TRUST CORP       COM      203612106  2032933  623599 SH       SOLE                623599
CATHAY GENERAL BANCORP             COM      149150104   339750   45000 SH       SOLE                 45000
CHUBB CORP                         COM      171232101  3073750   62500 SH       SOLE                 62500
COMERICA INC                       COM      200340107  4072942  137739 SH       SOLE                137739
COLUMBIA BANKING SYSTEM INC        COM      197236102  3236000  200000 SH       SOLE                200000
CENTERSTATE BANKS INC              COM      15201P109  3455825  342500 SH       SOLE                342500
CONNECTICUT BANK & TRUST COMPANY   COM      207546102  1469508  352400 SH       SOLE                352400
CVB FINANCIAL CORP                 COM      126600105  1570752  181800 SH       SOLE                181800
DISCOVER FINANCIAL SERVICES        COM      254709108  1859344  126400 SH       SOLE                126400
EASTERN INSURANCE HOLDINGS INC     COM      276534104  5674589  658305 SH       SOLE                658305
ENDURANCE SPECIALTY HOLDINGS LTD   SHS      G30397106  2322221   62375 SH       SOLE                 62375
EASTERN VIRGINIA BANKSHARES INC    COM      277196101  1499236  211160 SH       SOLE                211160
FIRST CAPITAL BANCORP INC          COM      319438107   417053   86886 SH       SOLE                 86886
FIRST HORIZON NATIONAL CORP        COM      320517105  1651523  123248 SH       SOLE                123248
FISERV INC                         COM      337738108  1288647   26581 SH       SOLE                 26581
1ST UNITED BANCORP INC (FLORIDA)   COM      33740N105  3213000  450000 SH       SOLE                450000
GENWORTH FINANCIAL INC             COM CL A 37247D106  1986250  175000 SH       SOLE                175000
HAMPSHIRE FIRST BANK               OTC EQ   408853109  2083230  293000 SH       SOLE                293000
HERITAGE FINANCIAL CORP            COM      42722X106  4265930  309574 SH       SOLE                309574
INVESCO                            SHS      G491BT108  4363291  185751 SH       SOLE                185751
JPMORGAN CHASE & CO                COM      46625H100  2949444   70781 SH       SOLE                 70781
LEGG MASON                         COM      524901105  1191320   39500 SH       SOLE                 39500
LENDER PROCESSING SERVICES INC     COM      52602E102  2455864   60400 SH       SOLE                 60400
MARSH & MCLENNAN COMPANIES INC     COM      571748102  2693760  122000 SH       SOLE                122000
MORGAN STANLEY                     COM NEW  617446448  2891476   97685 SH       SOLE                 97685
NARA BANCORP INC                   COM      63080P105  3866940  341000 SH       SOLE                341000
NEW ENGLAND BANCSHARES INC         COM NEW  643863202  1123320  244200 SH       SOLE                244200
PACWEST BANCORP                    COM      695263103  2799701  138943 SH       SOLE                138943
PACIFIC CONTINENTAL CORP           COM      69412V108  1430000  125000 SH       SOLE                125000
PRINCIPAL FINANCIAL GROUP INC      COM      74251V102  3467602  144243 SH       SOLE                144243
PMA CAPITAL CORP                   CL A     693419202  2281570  362154 SH       SOLE                362154
PARTNERRE LTD                      COM      G6852T105  2613100   35000 SH       SOLE                 35000
PLATINUM UNDERWRITERS HOLDINGS LTD COM      G7127P100  2513968   65656 SH       SOLE                 65656
STATE BANCORP INC                  COM      855716106  3722476  523555 SH       SOLE                523555
TRAVELERS COMPANIES INC            COM      89417E109  2991600   60000 SH       SOLE                 60000
UMPQUA HOLDINGS CORP               COM      904214103   915903   68300 SH       SOLE                 68300
US BANCORP (DEL)                   COM NEW  902973304  4078294  181177 SH       SOLE                181177
UNIVEST CORP OF PENNSYLVANIA       COM      915271100  2322725  132500 SH       SOLE                132500
WESTERN ALLIANCE BANCORP           COM      957638109   737100  195000 SH       SOLE                195000
WEBSTER FINANCIAL CORP             COM      947890109   890250   75000 SH       SOLE                 75000
WILLIS GROUP HOLDINGS LTD          SHS      G96655108  1809668   68600 SH       SOLE                 68600
DIME BANCORP INC                   OTC EQ   25429Q110    37240  413775 SH       SOLE                413775